CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS  60603



                                  May 21, 2009



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:                    Matrix Defined Trusts 7
                      (File No. 333-158530) (CIK# 1458566)
                      ------------------------------------

Ladies/Gentlemen:

     On behalf of Matrix Capital Group, Inc., depositor, sponsor and principal underwriter of Matrix Defined Trusts 7 (the "Fund") there is transmitted herewith Amendment No. 1 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 10, 2009. The staff of the Commission provided the following comments in a telephone conversation on May 20, 2009.
A summary of the staff's comments and the revisions made in response thereto are as follows:

     Comment 1:     The staff commented that we replace the phrase "open-end
management investment companies" with "mutual funds" in the "Principal Investment Strategy" section.

     Response: The requested change has been made in accordance with the staff's comments.

     Comment 2:     The staff commented that the defined term "ETF" in the
"Principal Investment Strategy" section be replaced with a more generic term to refer to the various types of funds included thereunder.

     Response: The defined term "ETF" has been replaced with "Exchange Traded Portfolio" in the "Principal Investment Strategy" section and throughout the prospectus in accordance with the staff's comments.

     Comment 3:     The staff commented that we replace the phrase "other
similar investment funds or pools" in the "Principal Investment Strategy" section with something more specific.

     Response: The phrase "other similar investment funds or pools" has been replaced with the phrase "investment funds that invest in physical commodities"



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     Comment 4:     The staff commented that disclosure should be incorporated into the "Principal Risks" section and "The Trust--Investment Risks--Exchange Traded Portfolios" section that the trust will purchase shares of the Exchange Traded Portfolios on a retail basis, and not in creation units.

     Response: The requested disclosure has been included in the indicated sections of the prospectus in accordance with the staff's comments.

     Comment 5:     The staff commented that the line item "Underlying fund
expenses" in the "Fee Table" be replaced with "Acquired fund fees and expenses" in order to conform to Form N-1A.

     Response: The language has been revised in accordance with the staff's comments.

     The staff of the Commission requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover included in the Registration Statement.

     In addition to Amendment No. 1 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities which will comprise the portfolio of the Fund, the Statements of Financial Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

     The trust agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of Matrix Capital Group Inc. documentation for units of fractional undivided interest in the Fund, which documentation is being retained by the trustee for delivery after the effectiveness of the Registration Statement.




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     We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

     We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew B. Schmanski at
(312) 845-3720.

                                Very truly yours,



                                CHAPMAN AND CUTLER LLP


MJK/mdd




















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